Transactions with Related Parties - Schedule of Transactions with Related Parties (Details) - BRL (R$) R$ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
ASSETS
Cash and cash equivalents		R$ 6,108,366	R$ 5,106,399		R$ 6,108,366		R$ 5,106,399	R$ 3,863,395		R$ 7,471,673
Trade receivables		3,766,854			3,766,854			4,146,321
Financial investments		40,181,881			40,181,881			32,933,941
Derivative instruments		24,967			24,967			29,016
Consumer loans		27,436,458			27,436,458			20,913,519
Total		52,171,307			52,171,307			41,986,108
Liabilities
Trade payables		6,536,378			6,536,378			5,497,113
Third-party funds		35,831,663			35,831,663			29,974,830
Labor obligations		544,878			544,878			594,918
Total		45,859,383			45,859,383			38,096,194
Revenues and expenses
Income from purchased receivables		(1,501,582)	(851,083)		(2,757,518)		(1,491,003)
Interest and other financial expenses		(1,501,582)	(851,083)		(2,757,518)		(1,491,003)
Total		4,121,698	2,468,669		7,634,126		4,532,599
Agreements with JBS [Member]
ASSETS
Cash and cash equivalents		10,117			10,117			13,837
Trade receivables		1,219			1,219			1,550
Financial investments		168,140			168,140			154,852
Derivative instruments		23,912			23,912			27,572
Consumer loans		1,019,956			1,019,956			997,450
Other receivables								75,173
Total		1,223,344			1,223,344			1,270,434
Liabilities
Trade payables								339
Third-party funds		31,441			31,441			33,891
Labor obligations		1,707			1,707			1,125
Total		33,148			33,148			35,355
Revenues and expenses
Commission – banking correspondent and marketplace		11,032	17,381		20,934		37,573
Interest income from receivables		22,580			32,585
Income from purchased receivables		47,709			89,527
Revenue from financial investments		6,025	33,702		11,899		59,501
Interest and other financial expenses		(2,284)	(17,536)		(12,528)		(31,197)
Selling expenses		174			(77)
Net revenue from transaction activities and other services		(854)
Administrative expenses		(19,353)	(10,750)		(31,132)		(26,739)
Total		65,029	22,797		111,208		39,138
J&F Participações [Member] | Agreements with JBS [Member]
ASSETS
Cash and cash equivalents
Trade receivables								206
Financial investments
Derivative instruments
Consumer loans		1,000,144			1,000,144			914,098
Other receivables								74,907
Total		1,000,144			1,000,144			989,211
Liabilities
Trade payables								15
Third-party funds		83			83
Labor obligations
Total		83			83			15
Revenues and expenses
Commission – banking correspondent and marketplace		223	55		223		55
Interest income from receivables
Income from purchased receivables		47,709			89,527
Revenue from financial investments
Interest and other financial expenses
Selling expenses					(251)
Net revenue from transaction activities and other services		(854)
Administrative expenses	[1]	(7,509)	(5,507)		(11,208)		(10,092)
Total		39,569	(5,452)		78,291		(10,038)
Banco Original [Member] | Agreements with JBS [Member]
ASSETS
Cash and cash equivalents		10,117			10,117			13,837
Trade receivables		1,219			1,219			1,269
Financial investments		168,140			168,140			154,852
Derivative instruments		23,912			23,912			27,572
Consumer loans
Other receivables
Total		203,388			203,388			197,530
Liabilities
Trade payables								324
Third-party funds		26,820			26,820			27,702
Labor obligations
Total		26,820			26,820			28,026
Revenues and expenses
Commission – banking correspondent and marketplace	[2]	10,809	17,327		20,711		37,193
Interest income from receivables
Income from purchased receivables
Revenue from financial investments		6,025	33,702		11,899		59,501
Interest and other financial expenses	[3]	(2,283)	(17,536)		(12,528)		(31,197)
Selling expenses		174			174
Net revenue from transaction activities and other services
Administrative expenses		(3,721)	357		(5,132)		(5,516)
Total		11,004	33,850		15,124		59,981
Key Personnel [Member] | Agreements with JBS [Member]
ASSETS
Cash and cash equivalents	[4]
Trade receivables	[4]
Financial investments	[4]
Derivative instruments	[4]
Consumer loans	[4]
Other receivables	[4]
Total	[4]
Liabilities
Trade payables	[4]
Third-party funds	[4]
Labor obligations	[4]	1,707			1,707			1,125
Total	[4]	1,707			1,707			1,125
Revenues and expenses
Commission – banking correspondent and marketplace	[4]
Interest income from receivables	[4]
Income from purchased receivables	[4]
Revenue from financial investments	[4]
Interest and other financial expenses	[4]
Selling expenses	[4]
Net revenue from transaction activities and other services	[4]
Administrative expenses	[4],[5]	(8,123)	(5,600)		(14,792)		(11,131)
Total	[4]	(8,123)	(5,600)		(14,792)		(11,131)
Others [Member] | Agreements with JBS [Member]
ASSETS
Cash and cash equivalents	[6]								[4]
Trade receivables	[6]							75	[4]
Financial investments	[6]								[4]
Derivative instruments	[6]								[4]
Consumer loans	[6]	19,812			19,812			83,352	[4]
Other receivables	[4],[6]							266
Total	[6]	19,812			19,812			83,693	[4]
Liabilities
Trade payables	[4],[6]
Third-party funds	[6]	4,538			4,538			6,189	[4]
Labor obligations	[6]								[4]
Total	[6]	4,538			4,538			R$ 6,189	[4]
Revenues and expenses
Commission – banking correspondent and marketplace	[6]			[4]			326
Interest income from receivables	[6]	22,580			32,585
Income from purchased receivables	[6]
Revenue from financial investments	[6]
Interest and other financial expenses	[6]			[4]		[1]
Selling expenses	[6]
Net revenue from transaction activities and other services	[6]
Administrative expenses	[6]			[4]
Total	[6]	R$ 22,580		[4]	R$ 32,585		R$ 326

[1]	For the three and six-month period ended June 30, 2026, the amount paid as cost sharing was R$ 7,513 and R$ 11,211 (R$ 5,507 and R$ 10,092 for the three and six-month period ended June 30, 2025).
[2]	For the three and six-month period ended June 30, 2026, the Group recognized revenues of R$ 2,597 (R$ 3,191 and R$ 6,627 for the three and six-month period ended June 30, 2025) related to the Credit Card Partnership Agreement, revenues of R$ 3,739 and R$ 13,641 for the three and six-month period ended June 30, 2026 (R$ 32 and R$ 81 for the three and six-month period ended June 30, 2025) related to banking correspondent services, revenues of R$ 4,473 for the three and six-month period ended June 30, 2026 (R$ 14,104 and R$ 30,485 for the three and six-month period ended June 30 2025) related to Credit Recovery Services.
[3]	For the three and six-month period ended June 30, 2026, the Group recorded an expense of R$ 2,283 and R$ 12,528 (R$ 17,536 and R$ 31,197 for the three and six-month period ended June 30, 2025) related to the Assignment of Rights Agreement.
[4]	Includes C-suite and Board of Directors.
[5]	For the three and six-month period ended June 30, 2026, the amount paid as compensation to key management, including short-term benefits, was R$ 8,123 and R$ 14,792 (R$ 5,582 and R$ 11,131 for the three and six-month period ended June 30, 2025). The amounts were recognized as expenses during the reporting period.
[6]	Including close members of the family and other entities within the Group.